UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

803 W. Michigan Street
Milwaukee, WI 53233
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
803 W. Michigan Street
Milwaukee, WI 53233
(Name and address of agent for service)

(414) 299-2295
Registrant's telephone number, including area code

Date of fiscal year end: November 30

Date of reporting period:  May 31, 2011

Item 1. Report to Stockholders.

The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

CENTER COAST MLP FOCUS FUND
SEMI-ANNUAL REPORT
May 31, 2011

www.cccmlpfocusfund.com

Center Coast MLP Focus Fund
a series of the Investment Managers Series Trust

Table of Contents

Fund Expenses	1
Schedule of Investments	2
Statement of Assets and Liabilities	4
Statement of Operations	5
Statement of Changes in Net Assets	6
Financial Highlights	7
Notes to Financial Statements	8
Supplemental Information	14

This report and the financial statements contained herein are provided for the general information of the shareholders of the Center Coast MLP Focus Fund.  This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which includes information regarding the Fund's risks, objectives, fees and expenses, experience of its management, and other information.

Center Coast MLP Focus Fund
Fund Expenses - May 31, 2011 (Unaudited)

Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments on certain classes and redemption fees, and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (Class A and Class C only); and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from 12/31/10 (inception date) to 5/31/11.

Actual Expenses
The information in the table under the headings “Actual Performance” provides actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the row entitled “Expenses Paid during Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information in the tables under the headings “Hypothetical (5% annual return before expenses)” provides hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (load) or contingent deferred sales charges. Therefore, the information under the headings “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Beginning Account Value	Ending Account Value	Expense Paid During Period*
		12/31/10	5/31/11	12/31/10 – 5/31/11
Class A	Actual Performance	$1,000.00	$1,027.70	$6.34
	Hypothetical (5% annual return before expenses)	$1,000.00	$1,018.75	$6.31
Class C	Actual Performance	$1,000.00	$1,021.50	$9.46
	Hypothetical (5% annual return before expenses)	$1,000.00	$1,015.64	$9.44
Institutional Class	Actual Performance	$1,000.00	$1,024.80	$5.20
	Hypothetical (5% annual return before expenses)	$1,000.00	$1,019.86	$5.19

*
Expenses are equal to the Fund’s annualized expense ratio of 1.50%, 2.25%  and 1.25% for Class A, Class C and Institutional Class, respectively, multiplied by the average account value over the period, multiplied by 152/365 (to reflect the corresponding period). The expense ratios reflect an expense waiver and do not include deferred tax benefit. Assumes all dividends and distributions were reinvested.

Center Coast MLP Focus Fund
SCHEDULE OF INVESTMENTS - As of May 31, 2011
(Unaudited)

Number of Shares		Value

	MASTER LIMITED PARTNERSHIP SHARES - 96.6%
	Diversified - 35.3%
127,170	Enbridge Energy Partners LP	$3,905,391
26,148	Enterprise Products Partners LP	1,088,803
60,133	Kinder Morgan Management LLC	3,924,891
47,383	ONEOK Partners LP	3,948,899
42,254	Plains All American Pipeline LP	2,629,889
49,709	Williams Partners LP	2,630,600
		18,128,473

	Gathers & Processors - 10.2%
46,539	Crestwood Midstream Partners LP	1,295,180
34,113	Martin Midstream Partners LP	1,325,290
38,054	Targa Resources Partners LP	1,315,146
37,527	Western Gas Partners LP	1,311,193
		5,246,809

	Natural Gas/NGL - 25.6%
44,976	Boardwalk Pipeline Partners LP	1,308,802
114,587	El Paso Pipeline Partners LP	3,938,355
57,986	PAA Natural Gas Storage LP	1,311,643
82,160	Spectra Energy Partners LP	2,629,120
85,488	TC Pipelines LP	3,946,126
		13,134,046

	Refined/Crude Oil - 25.5%
41,470	Buckeye Partners LP	2,631,272
94,875	Duncan Energy Partners LP	3,939,210
22,190	Magellan Midstream Partners LP	1,310,541
41,404	NuStar Energy LP	2,627,084
31,030	Sunoco Logistics Partners LP	2,625,138
		13,133,245

	Total Master Limited Partnership Shares
	(Cost $49,985,568)	49,642,573

Center Coast MLP Focus Fund
SCHEDULE OF INVESTMENTS - As of May 31, 2011
(Unaudited)

Principal
Amount		Value
	Short-Term Investment - 3.8%
$1,971,064	UMB Money Market Fiduciary, 0.01%†	$1,971,064
	Total Short-Term Investment	1,971,064
	(Cost $1,971,064)

	Total Investments - 100.4%
	(Cost $51,956,632)	51,613,637
	Liabilities in excess of Other Assets - (0.4)%	(198,975)
	Total Net Assets	$51,414,662

* Non-Income Producing
† The rate quoted is the annualized seven-day yield of the Fund at the period end.
LLC - Limited Liability Company
LP - Limited Partnership

Sector as of 5/31/11 (% of total Net Assets)
Sector Breakdown	% of Total Net Assets
Diversified	35.3%
Natural Gas/NGL	25.6%
Refined/Cruide Oil	25.5%
Gathers & Processors	10.2%
Total Master Limited Partnerships	96.6%
Short-Term Investment	3.8%
Liabilities in excess of Other Assets	(0.4)%
Total	100.0%

See accompanying Notes to Financial Statements

Center Coast MLP Focus Fund
STATEMENT OF ASSETS AND LIABILITIES
May 31, 2011 (Unaudited)

ASSETS
Investments in securities, at value (cost $51,956,632)	$51,613,637
Receivables:
Fund shares sold	951,151
Dividends and interest	25
Offering costs	21,382
Prepaid expenses	34,774
Deferred tax asset	179,235
Total assets	52,800,204

LIABILITIES
Payables:
Investment securities purchased	1,298,236
Fund shares redeemed	9,574
Due to Advisor	18,237
Distribution Plan (Note 6)	15,791
Administration fees	7,230
Custody fees	2,102
Fund accounting fees	9,425
Transfer agent fees	5,051
Trustees' fees	1,229
Chief Compliance Officer fees	1,889
Accrued other expenses	16,778
Total liabilities	1,385,542

NET ASSETS	$51,414,662

COMPONENTS OF NET ASSETS
Capital (par value of $0.01 per share with an unlimited number of shares authorized)	$51,683,515
Undistributed net investment loss, net of deferred taxes	(63,056)
Net unrealized depreciation on Investments, net of deferred taxes	(205,797)
NET ASSETS	$51,414,662

Net asset value, offering and redemption price per share

Class A Shares
Net assets applicable to shares outstanding	$37,227,229
Shares outstanding	3,694,009
Net asset value and redemption price per share	$10.08
Maximum sales charge (5.75% of offering price)	$0.61
Offering price	$10.69

Class C Shares
Net assets applicable to shares outstanding	$11,856,331
Shares outstanding	1,183,315
Net asset value, offering price and redemption price per share	$10.02

Institutional Shares
Net assets applicable to shares outstanding	$2,331,102
Shares outstanding	231,838
Net asset value, offering price and redemption price per share	$10.05

See accompanying Notes to Financial Statements.

Center Coast MLP Focus Fund
STATEMENT OF OPERATIONS
For the Period December 31, 2010* through May 31, 2011 (Unaudited)

INVESTMENT INCOME
Income
Distributions from master limited partnerships	$477,805
Less return of capital on distributions	(453,914)
Interest	72
Total income	$23,963

Expenses
Advisory fees	77,502
Distribution fees - (Note 6)
Class A	13,538
Class C	18,710
Transfer agent fees	24,826
Administration fees	24,035
Fund accounting fees	20,535
Registration fees	20,305
Offering cost	15,660
Audit fees	12,658
Legal fees	4,137
Chief Compliance Officer fees	2,638
Trustees' fees and expenses	2,482
Miscellaneous	2,376
Custody fees	2,102
Insurance fees	1,876
Shareholder reporting fees	1,448

Total expenses	244,828
Less: Advisory fees waived and reimbursed expenses	(77,502)
Less: Other expenses waived or reimbursed	(38,270)
Net expenses	129,056
Net investment loss, before taxes	(105,093)
Deferred tax benefit	42,037
Net investment loss, net of deferred taxes	(63,056)

UNREALIZED LOSS FROM INVESTMENTS
Net change in unrealized appreciation/(depreciation) on investments	(342,995)
Deferred tax benefit	137,198
Net unrealized appreciation/(depreciation)	(205,797)
Net unrealized loss on investments	(205,797)

Net Decrease in Net Assets from Operations	$(268,853)

* Commencement of operations.

See accompanying Notes to Financial Statements.

Center Coast MLP Focus Fund
STATEMENT OF CHANGES IN NET ASSETS

For the Period
December 31, 2010*
to May 31, 2011
(Unaudited)
INCREASE (DECREASE) IN NET ASSETS FROM:
Operations
Net investment loss, net of deferred taxes	$(63,056)
Net unrealized depreciation on investments, net of deferred taxes	(205,797)
Net decrease in net assets resulting from operations	(268,853)

Distributions to Shareholders from return of capital
Class A shares	(386,348)
Class C shares	(131,406)
Institutional Class shares	(30,177)
Total distributions	(547,931)

Capital Transactions
Net proceeds from shares sold
Class A	37,923,950
Class C	12,000,296
Institutional Class	2,332,106
Reinvestment of distributions
Class A	303,672
Class C	87,749
Institutional Class	26,110
Cost of shares redeemed(1)
Class A	(424,823)
Class C	(14,667)
Institutional Class	(2,947)
Net change in net assets from capital transactions	52,231,446

Total increase in net assets	51,414,662

NET ASSETS
Beginning of period	-
End of period	$51,414,662

Accumulated net investment loss	$(63,056)

Capital Share Transactions
Shares sold
Class A	3,706,454
Class C	1,176,143
Institutional Class	229,571
Shares reinvested
Class A	29,675
Class C	8,622
Institutional Class	2,556
Shares redeemed
Class A	(42,120)
Class C	(1,450)
Institutional Class	(289)
Net increase	5,109,162

(1)	Net of redemption fee proceeds of $4,242 and $146 for Class A and Class C respectively.

* Commencement of operations.

See accompanying Notes to Financial Statements.

Center Coast MLP Focus Fund
FINANCIAL HIGHLIGHTS

Per share operating performance
for a capital share outstanding throughout the Period December 31, 2010* through May 31, 2011

	Class A		Class C		Institutional Class
	(Unaudited)		(Unaudited)		(Unaudited)
Net asset value, beginning of period	$10.00		$10.00		$10.00
Income from Investment Operations
Net investment loss(1)	(0.03)		(0.05)		(0.03)
Return of capital(1)	0.15		0.15		0.15
Net realized and unrealized gain on investments(1)(2)	0.16		0.12		0.13
Total from investment operations	0.28		0.22		0.25

Less Distributions:
From return of capital	(0.20)		(0.20)		(0.20)
Total distributions	(0.20)		(0.20)		(0.20)

Net asset value, end of period	$10.08		$10.02		$10.05

Total return	2.77	%(3)(4)	2.15	%(3)(4)	2.48	%(3)

Ratios and Supplemental Data
Net assets, end of period (000's omitted)	$37,227		$11,857		$2,331

Ratio of expenses to average net assets:
Before expense waivers and deferred tax benefit	2.99	%(5)	3.75	%(5)	2.74	%(5)
Expense Waiver	(1.49	)%(5)	(1.50	)%(5)	(1.49	)%(5)
Net of expense waivers and before deferred tax benefit	1.50	%(5)	2.25	%(5)	1.25	%(5)
Deferred tax benefit(6)	(2.31	)%(5)	(2.32	)%(5)	(2.33	)%(5)
Total expenses	(0.81	)%(5)	(0.07	)%(5)	(1.08	)%(5)
Ratio of net investment (loss) income to average net assets:
Before expense waivers and deferred tax expense	(2.65	)%(5)	(3.46	)%(5)	(2.65	)%(5)
Expense Waiver	(1.49	)%(5)	(1.50	)%(5)	(1.49	)%(5)
Net of expense waivers and before deferred tax benefit	(1.16	)%(5)	(1.96	)%(5)	(1.16	)%(5)
Deferred tax benefit(7)	0.46	%(5)	0.78	%(5)	0.46	%(5)
Net investment loss	(0.70	)%(5)	(1.18	)%(5)	(0.70	)%(5)
Portfolio turnover rate	0	%(3)	0	%(3)	0	%(3)

*	Commencement of operations.
(1)	Based on average shares outstanding during the period.
(2)
Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share in the period. It may not agree to the aggregate gains and losses in the Statement of Operations due to the fluctualtion in share transactions this period.

(3)	Not annualized.
(4)	Total return excludes the effect of the applicable sales load.
(5)	Annualized.
(6)	Deferred tax expense/(benefit) estimate for the ratio calculation is derived from net investment income/loss, and realized and unrealized gains/losses.
(7)	Deferred tax benefit/(expense) estimate for the ratio calculation is derived from net investment income/loss only.

See accompanying Notes to Financial Statements.

Center Coast MLP Focus Fund
NOTES TO FINANCIAL STATEMENTS
May 31, 2011 (Unaudited)

Note 1 – Organization
Center Coast MLP Focus Fund (the “Fund”) was organized as a non-diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).  The Fund seeks to provide investors with current income and long-term capital appreciation.  The Fund currently offers three classes of shares: A Shares, C Shares, and Institutional Shares.  The Fund commenced operations on December 31, 2010.

Note 2 –Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from these estimates.

(a) Valuation of Investments
The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (OTC) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean of the most recent bid and asked prices.  Equity securities that are traded on the NASDAQ are valued at the NASDAQ Official Closing Price.  Debt securities are valued at the mean between the last available bid and asked prices for such securities, or if such prices are not available, at fair value considering prices for securities of comparable maturity, quality and type.  Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost.  The Fund values exchange-traded options at the last sales price, or, if no last sales price is available, at the last bid price.

The Fund values securities for which market quotations are not readily available, including restricted securities, by methods approved by the Board of Trustees and that the Board believes accurately reflect fair value. Securities will be valued at fair value when market quotations are not readily available or are deemed unreliable, such as when a security's value or a meaningful portion of the Fund's portfolio is believed to have been materially affected by a significant event. Such events may include a natural disaster, an economic event like a bankruptcy filing, a trading halt in a security, an unscheduled early market close or a substantial fluctuation in domestic and foreign markets that has occurred between the close of the exchange on which the security principally trades and the NYSE. In such a case, the Fund’s value for a security could be different from the last quoted market price. In addition, due to the subjective and variable nature of fair market value pricing, it is possible that the value determined for a particular asset may be materially different from the value realized upon such asset's sale.

(b) Investment Transactions, Investment Income and Expenses
Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Income and expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service fees which are unique to each class of shares. Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each Fund or an alternative allocation method can be more appropriately made.

(c) Return of Capital Estimates
Distributions received from the Fund’s investments in MLPs generally are comprised of income and return of capital. The Fund records investment income and return of capital based on estimates made at the time such distributions are received. Such estimates are based on historical information available from each MLP and other

Center Coast MLP Focus Fund
NOTES TO FINANCIAL STATEMENTS
May 31, 2011 (Unaudited) - continued

industry sources. These estimates may subsequently be revised based on information received from MLPs after their tax reporting periods are concluded. For the period ended May 31, 2011, the Fund estimated that 95% of the MLP distributions received would be treated as return of capital.

(d) Partnership Accounting Policy:
The Fund records its pro-rata share of the income/(loss) and capital gains/(losses), to the extent of distributions it has received, allocated from the underlying partnerships and adjusts the cost basis of the underlying partnerships accordingly. These amounts are included in the Fund’s Statements of Operations.

(e) Distributions to Shareholders:
Dividends, if any, are declared and distributed monthly. The estimated characterization of the distributions paid will be either a dividend (ordinary income) or distribution (return of capital). This estimate is based on the Fund’s operating results during the period. It is anticipated that a significant portion of its distributions will be comprised of return of capital as a result of the tax character of cash distributions made by the Fund’s investments. The actual characterization of the distributions made during the period will not be determined until after the end of the fiscal year. The Fund will inform shareholders of the final tax character of the distributions on IRS Form DIV in February 2012. For the period ended May 31, 2011, the Fund’s distributions were expected to be comprised of 100% return of capital.

The distributions are determined in accordance with federal income tax regulations and are recorded on the ex-dividend date. They may differ from U.S. GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

(f) Federal Income Taxes:
The Fund does not intend to qualify as a regulated investment company pursuant to Subchapter M of the Internal Revenue Code, but is taxed as a corporation. As a corporation, the Fund is obligated to pay federal, state and local income tax on taxable income. Currently, the maximum marginal regular federal income tax rate for a corporation is 35 percent. A Fund may be subject to a 20 percent alternative minimum tax on its federal alternative minimum taxable income to the extent that its alternative minimum tax exceeds its regular federal income tax. The Fund currently is using an estimated 5% rate for state and local tax.

The Fund intends to invest its assets primarily in MLPs, which generally are treated as partnerships for federal income tax purposes. As a limited partner in the MLPs, the Fund reports their allocable share of the MLPs’ taxable income in computing their own taxable income. The Fund’s tax expense or benefit is included in the Statement of Operations based on the component of income or gains/(losses) to which such expense or benefit relates. Deferred income taxes reflect the net tax effects of temporary difference between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Deferred tax assets and liabilities are measured using effective tax rates expected to apply to taxable income in the years such temporary differences are realized or otherwise settled. A valuation allowance is recognized if, based on the weight of available evidence, it is more likely than not that some portion or all of a deferred income tax asset will not be realized. From time to time, as new information becomes available, the Fund will modify its estimates or assumptions regarding the deferred tax liability or asset.

The Fund may rely, to some extent, on information provided by the MLPs, which may not necessarily be timely, to estimate taxable income allocable to MLP units held in their portfolios, and to estimate its associated deferred tax benefit/(liability). Such estimates are made in good faith. From time to time, as new information becomes available, the Fund will modify its estimates or assumptions regarding their tax benefit/(liability).

Center Coast MLP Focus Fund
NOTES TO FINANCIAL STATEMENTS
May 31, 2011 (Unaudited) - continued

The Fund’s policy is to classify interest and penalties associated with underpayment of federal and state income taxes, if any, as income tax expense on their Statements of Operations. As of May 31, 2011, the Fund does not have any interest or penalties associated with the underpayment of any income taxes. All tax years since inception remain open and subject to examination by tax jurisdictions. The Fund has reviewed all major jurisdictions and concluded that there is no impact on the Fund’s net assets and no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions expected to be taken on its tax returns.

Deferred income taxes reflect (i) the tax expense or benefit of the net investment income or loss, (ii) the tax benefit of the realized loss on investment securities and (iii) the tax expense or benefit on the unrealized gains or loss on investment securities for financial reporting purposes.  Components of the Fund's deferred tax assets and liabilities as of May 31, 2011 are as follows:

Deferred tax assets:
Net investment loss	$51,593
Net realized loss on investment securities	-
Net unrealized loss on investment securities	127,642

Deferred tax liabilities:
Net investment income	-
Net realized gain on investment securities	-
Net unrealized gains on investment securities	-

Total net deferred tax asset/(liability)	$179,235

The components of income tax benefit (expense) for deferred federal income taxes and state income taxes are:

Deferred tax benefit/(expense)
Computed "expected" federal income tax	$156,831
State income tax, net of federal tax expense	22,404

Total income tax expense	$179,235

Income taxes are computed by applying the federal statutory rate of 35% plus a blended federal tax affected state income tax rate of 5%.

Unexpected significant decreases in cash distributions from the Fund's MLP investments or significant declines in the fair value of its investments may change the Fund's assessment regarding the recoverability of their deferred tax assets and may result in a valuation allowance.  If a valuation allowance is required to reduce any deferred tax asset in the future, it could have a material impact on the Fund's net asset value and results of operations in the period it is recorded.

Note 3 – Investment Advisory and Other Agreements
The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement (the “Agreement”) with Liberty Street Advisors, Inc. (the “Advisor”). Under the terms of the Agreement, the Fund pays a monthly investment advisory fee to the Advisor at the annual rate of 1.00% of the Fund’s average daily net assets. The Advisor engages Center Coast Capital Advisors, LP (the “Sub-Advisor”) to manage the Fund and pays the Sub-Advisor from its advisory fees.

Center Coast MLP Focus Fund
NOTES TO FINANCIAL STATEMENTS
May 31, 2011 (Unaudited) - continued

The Advisor has contractually agreed to waive its fee and, if necessary, to reimburse other operating expenses in order to limit total annual operating expenses to 1.50%, 2.25% and 1.25% of the Fund's average daily net assets for Class A, Class C and Institutional Class, respectively until December 31, 2011.

For the period December 31, 2010 (commencement of operations) through May 31, 2011, the Advisor waived all of its advisory fees and reimbursed other expenses totaling $38,270.  The Advisor may recover from the Fund fees and expenses previously waived or reimbursed if the Fund’s expense ratio, including the recovered expenses, falls below any current expense limit and the expense limit in place at the time the expenses were incurred.  At May 31, 2011, the amount of these potentially recoverable expenses was $115,772.  The Advisor is permitted to seek reimbursement from the Fund for a period three fiscal years following the fiscal year in which such reimbursements occurred.

Foreside Fund Services, LLC serves as the Fund’s distributor; UMB Fund Services, Inc. (“UMBFS”) serves as the Fund’s fund accountant, transfer agent and co-administrator; and Mutual Fund Administration Corporation (“MFAC”) serves as the Fund’s other co-administrator. UMB Bank, n.a. (“UMBNA”), an affiliate of UMBFS, serves as the Fund’s custodian.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Fund does not compensate trustees and officers affiliated with the Fund’s co-administrators. For the period ended May 31, 2011, the Fund’s allocated fees incurred to Trustees who are not affiliated with the Fund’s co-administrators are reported on the Statement of Operations.

Cipperman & Co. provides Chief Compliance Officer (“CCO”) services to the Trust. The Fund’s allocated fees incurred for CCO services for the period ended May 31, 2011, are reported on the Statement of Operations.

Note 4 – Investment Transactions
For the period ended May 31, 2011, purchases and sales of investments, excluding short-term investments, were $50,439,482 and $0, respectively.

Note 5 – Fair Value Measurements and Disclosure:
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements.  It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized into three broad levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•
Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Center Coast MLP Focus Fund
NOTES TO FINANCIAL STATEMENTS
May 31, 2011 (Unaudited) - continued

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used, as of May 31, 2011, in valuing the Fund’s assets carried at fair value:

	Level 1 (Quoted Price)	Level 2* (Observable Inputs)	Level 3* (Unobservable Inputs)	Total
Investments, at Value:
Master Limited Partnerships1	$49,642,573	$ -	$ -	$49,642,573
Short-Term Investment	1,971,064	-	-	1,971,064
Total Investments, at Value	$51,613,637	$ -	$ -	$51,613,637

1 All Master Limited Partnerships held in the Fund are Level 1 securities.  For a detailed break-out of Master Limited Partnerships by major industry classification, please refer to the Schedule of Investments.

*The Fund did not hold any Level 2 & 3 securities as of May 31, 2011.

Note 6 – Distribution and Services Plan
The Trust, on behalf of the Fund, has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act, that allows the Fund to pay distribution fees for the sale and distribution of its shares. With respect to the A Shares and C Shares, the Plan provides for the payment of distribution fees at the annual rate of up to 0.25% and 1.00%, respectively, of average daily net assets, payable to the Distributor. The Institutional Class does not pay any distribution fees.

The Advisor’s affiliated broker-dealer, HRC Fund Associates, LLC, markets the Fund shares to financial intermediaries and institutions pursuant to a selling dealer agreement. In addition, HRC Fund Associates, LLC may receive sales charges from the Fund’s Distributor for activities relating to the marketing of Fund shares pursuant to a wholesaling agreement with the Fund’s distributor.

For the period ended May 31, 2011, distribution fees incurred are disclosed on the Statement of Operations.

Center Coast MLP Focus Fund
NOTES TO FINANCIAL STATEMENTS
May 31, 2011 (Unaudited) - continued

Note 7 – Federal Income Tax Information
At May 31, 2011, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes were as follows:

Cost of Investments	$51,926,846

Gross Unrealized Appreciation	$793,419
Gross Unrealized Depreciation	(1,112,523)

Net Unrealized Appreciation (Depreciation) on Investments	$(319,104)

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Note 8 – Improving Disclosures about Fair Value Measurements
In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements” in GAAP and the International Financial Reporting Standards (IFRSs”). ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurement and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and IFRSs. ASU No. 2011-04 is effective for fiscal years beginning after December 15, 2011 and for interim periods within those fiscal years. Management is currently evaluating the impact these amendments may have on the Fund’s financial statements.

Note 9 – Indemnifications
In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

Note 10 – Events Subsequent to the Fiscal Period End
The Fund has adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Fund’s related events and transactions that occurred through the date of issuance of the Fund’s financial statements. There were no events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Fund’s financial statements.

Center Coast MLP Focus Fund
SUPPLEMENTAL INFORMATION (Unaudited)

Board Consideration of Investment Advisory Agreement and Sub-Advisory Agreements

At an in-person meeting held on December 8 & 9, 2010, the Board of Trustees (the “Board”) of Investment Managers Series Trust (the “Trust”), including the trustees who are not “interested persons” of the Trust (the “Independent Trustees”) as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), reviewed and unanimously approved the Investment Advisory Agreement (the “Advisory Agreement”) between the Trust and Liberty Street Advisors, Inc. (“LSA”) with respect to the Center Coast MLP Focus Fund series of the Trust (the “Fund”) for an initial two-year term.  In addition, the Board and the Independent Trustees reviewed and unanimously approved the sub-advisory agreement for the Fund (the “Sub-Advisory Agreement” and together with the Advisory Agreement, the “Fund Advisory Agreements”) with Center Coast Capital Advisors, LP (“CCC”).  In considering the Fund Advisory Agreement, the Board of Trustees, including the Independent Trustees, determined that approval of the Fund Advisory Agreements is in the best interests of the Fund.

Background

In advance of the meeting, the Board received information about the Fund Advisory Agreements from LSA and CCC and from Mutual Fund Administration Corporation (“MFAC”) and UMB Fund Services, Inc., the Trust’s co-administrators.  The materials, among other things, included an outline of the services to be provided by LSA to the Fund (including the relevant personnel responsible for these services and their experience); reports comparing the proposed management fee and the estimated total expenses of the Fund compared to those of a group of comparable funds selected by MFAC (the “peer group”); and a summary of CCC’s policies, including its code of ethics and compliance manual. The Board noted that it had previously approved LSA’s code of ethics and compliance manual in connection with the Board’s approval of LSA as investment advisor to Liberty Street Horizon Fund, another series of the Trust.  In addition, the Board received a memorandum from the independent legal counsel to the Independent Trustees discussing the legal standards under the 1940 Act and other applicable law for the Board's consideration of the proposed approval of the Fund Advisory Agreements.  At the meeting, representatives of LSA and CCC made a presentation to the Board and discussed certain information they had provided in advance of the meeting, as well as other more current information, and the Board asked questions of the representatives of LSA and CCC.  Before voting the Independent Trustees discussed approval of the Fund Advisory Agreements in a private session at which no representatives of LSA and CCC were present.

In approving the Fund Advisory Agreements, the Board (including the Independent Trustees) considered a variety of factors, including those factors discussed below. No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Fund Advisory Agreements, and each Trustee may have attributed different weight to the various factors.

Nature, Extent and Quality of Services

The Board and the Independent Trustees considered the overall quality of services expected to be provided to the Fund by LSA and CCC and discussed the specific responsibilities of LSA and CCC under the Fund Advisory Agreements.  The Board considered LSA’s role with respect to the Fund, including its monitoring and supervision of CCC’s activities as the Fund’s sub-advisor, and LSA’s general non-investment related management of the Fund’s operations and related administrative services.  The Board noted that LSA did not currently manage a product using the same strategy as the Fund, and therefore it could not review any relevant performance.  The Board considered the presentation by CCC with respect to its investment process and portfolio construction.  The Board noted the experience of CCC’s personnel.  The Board also considered the performance of a private investment fund managed by CCC using the same strategy it would use with respect to the Fund, noting that the fund had outperformed its benchmark index in 2008 and 2010, and that in 2009, although it had underperformed its benchmark, the fund’s performance had been 72%.  The Board (including the Independent Trustees) determined that the nature, extent and quality of the services to be provided by LSA and CCC were satisfactory.

Center Coast MLP Focus Fund
SUPPLEMENTAL INFORMATION (Unaudited)

Advisory Fees and Expense Ratio

The Board and the Independent Trustees then considered the proposed advisory fee and expenses for the Fund.  The Board noted that the proposed advisory fee to be paid by the Fund was slightly above the average of its peer group and the Fund’s overall estimated total expenses were below the average of its peer group, which is comprised funds from Morningstar’s “equity energy” category.  The Board considered that LSA’s fee with respect to the Fund was the same as LSA’s fee with respect to the Liberty Street Horizon Fund series of the Trust.  With respect to CCC’s sub-advisory fee, the Board considered that Center Coast would receive 50% of the net advisory fees received by LSA from the Fund, and that CCC would pay 50% of any reimbursements paid by LSA to the Fund to enable the Fund to meet its annual expense cap. The Board (including the Independent Trustees) determined that the fees and expenses for the Fund were reasonable in light of the nature, extent and quality of the services to be provided by LSA and CCC.

Profitability of Fund Advisory Agreements

The Board reviewed LSA’s estimated profitability with respect to the Fund during the first year of its operations, noting that LSA anticipating subsidizing the Fund during that year, and determined the profitability was reasonable.  The Board also considered other potential benefits, in addition to profitability, that could arise from LSA and CCC’s relationship with the Fund.

Economies of Scale

The Board and the Independent Trustees considered whether the Fund would realize any economies of scale.  They noted that in the Fund’s startup period, its asset levels would likely be too low to achieve significant economies of scale and that the matter of such economies would be reviewed in the future as the Fund’s assets grow.

Conclusion

Based on these and other considerations, the Board and the Independent Trustees concluded that approval of the Fund Advisory Agreements would be in the best interests of the Fund and its shareholders and accordingly, approved the Fund Advisory Agreements for initial two-year terms.

PRIVACY NOTICE

The Fund collects non-public information about you from the following sources:

•	Information we receive about you on the application form or other forms;

•	Information you give us orally; and/or

•	Information about your transactions with us or others.

We do not disclose any non-public personal information about our shareholders or former shareholders without the shareholder’s authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing the Fund. We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities. We maintain physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your personal information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

Center Coast MLP Focus Fund
a series of the Investment Managers Series Trust

Investment Advisor
Liberty Street Advisors, Inc.
125 Maiden Lane, 6th Floor
New York, New York 10038

Sub-Advisor
Center Coast Capital Advisors, LP
1100 Louisiana Street, Suite 4550
Houston, Texas 77002

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, Pennsylvania 19103

Custodian
UMB Bank, n.a.
928 Grand Boulevard, 5th Floor
Kansas City, Missouri 64106

Fund Co-Administrator
Mutual Fund Administration Corporation
2220 E. Route 66, Suite 226
Glendora, California  91740

Fund Co-Administrator, Transfer Agent and Fund Accountant
UMB Fund Services, Inc.
803 West Michigan Street
Milwaukee, Wisconsin 53233-2301

Distributor
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101
www.foreside.com

FUND INFORMATION

	TICKER	CUSIP
Center Coast MLP Focus Fund A Shares	CCCAX	461 418 584
Center Coast MLP Focus Fund C Shares	CCCCX	461 418 576
Center Coast MLP Focus Fund Institutional Shares	CCCNX	461 418 568

Privacy Principles of the Center Coast MLP Focus Fund for Shareholders
The Fund is committed to maintaining the privacy of its shareholders and to safeguarding its non-public personal information. The following information is provided to help you understand what personal information the Fund collects, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Fund does not receive any non-public personal information relating to its shareholders, although certain non-public personal information of its shareholders may become available to the Fund.  The Fund does not disclose any non-public personal information about its shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the Center Coast MLP Focus Fund for their information.  It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.

Proxy Voting Policies and Procedures
A description of the Fund’s proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Fund at (877) 766-0066, on the Fund’s website at http://www.cccmlpfocusfund.com or on the U.S. Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Proxy Voting Record
Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling (877) 766-0066 or by accessing the Fund’s Form N-PX on the SEC’s website at http://www.sec.gov.

Form N-Q Disclosure
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Form N-Q is available on the SEC website at  http://www.sec.gov or by calling the Fund at (877) 766-0066. The Fund’s Form N-Q may also be viewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Section may be obtained by calling (800) SEC-0330.

Center Coast MLP Focus Fund
c/o UMB Fund Services, Inc.
803 West Michigan Street
Milwaukee, WI 53233
Toll Free: 1-877-766-0066

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to the Registrant’s Form N-CSR filed February 5, 2009.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Investment Managers Series Trust

By (Signature and Title) /s/ John P. Zader
John P. Zader, President

Date   August 2, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ John P. Zader
John P. Zader, President

Date August 2, 2011

By (Signature and Title) /s/ Rita Dam
Rita Dam, Treasurer

Date August 2, 2011